Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Basis of presentation

a)Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group.

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

b)Principles of consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated upon consolidation.

Use of estimates

c)Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include product warranty, revenue recognition, inventory provision, useful life of fixed assets, discount rate for lease accounting and the valuation of share‑based compensation. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Functional currency and foreign currency translation

d)Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries incorporated in Hong Kong is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date. Equity amounts other than earnings generated in current period are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustments and shown as a component of other comprehensive (loss)/income in the consolidated statements of comprehensive (loss)/income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in others, net in the consolidated statements of comprehensive (loss)/income.

Convenience translation

e)Convenience translation

Translations of the consolidated balance sheets, consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1.00 = RMB6.5250 on December 31, 2020 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate December 31, 2020, or at any other rate.

Fair value measurement

f)Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

See Note 21 for additional information.

Cash and cash equivalents

g)Cash and cash equivalents

Cash and cash equivalents mainly represent cash at bank, demand deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amount of cash.

Restricted cash and consolidated statements of cash flows

h)Restricted cash and consolidated statements of cash flows

Cash that is legally restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Group’s consolidated balance sheets. In November 2016, the FASB issued Accounting Standards Update (ASU) No. 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016‑18”), which requires entities to present the aggregate changes in cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As such, the Group presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Group’s consolidated statements of cash flows.

The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance notes relating to notes payable.

A reconciliation of cash and restricted cash to amounts appearing in the consolidated statements of cash flows is as follows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cash and cash equivalents	68,168	135,544	1,113,988
Restricted cash	38	348,548	340,813
Cash, cash equivalents and restricted cash as presented in the consolidated statements of cash flows	68,206	484,092	1,454,801

Short term bank deposits

i)Short-term bank deposits

Short-term bank deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest (expenses)/income, net in the consolidated statements of comprehensive (loss)/income during the period and the years presented.

Investments

j)Investments

Short‑term investments

For short-term investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elected the fair value option at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in others, net in the consolidated statements of comprehensive (loss)/income. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. The Group classifies these inputs as Level 2 fair value measurement.

Long‑term investments

The Group adopted ASU 2016‑01 on January 2, 2018 (date of inception). Based on ASU 2016‑01, the Group elects to record an equity investment without readily determinable fair values and not accounted for by the equity method at its cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (“measurement alternative”). As of December 31, 2020, the Group’s long‑term investments consist of investments in privately held companies which do not have readily determinable fair values and therefore the Group recognized these investments at cost adjusted for changes from observable transactions for identical or similar investments of the same investee, less impairment.

The Group regularly evaluates the long‑term investments for impairment based on performance and financial position of the investees as well as other evidence of market value for each reporting period. Such evaluation includes, but not limited to, reviewing the investees’ cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in others, net in the consolidated statements of comprehensive (loss)/income equal to the excess of the investment’s carrying value over its fair value.

The impairment on long-term investments for the period from January 2, 2018 (date of inception) to December 31, 2018, and the years ended December 31, 2019 and 2020 was nil,  nil, and RMB1,000.

Accounts and notes receivable

k)Accounts and notes receivable

Accounts and notes receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The accounts and notes receivable mainly include receivables from e‑commerce platform distributors as well as receivables from online payment platforms, who collect from end users on behalf of the Group before the Group’s delivery of products (“Payment Channels”). The receivable from e‑commerce platform distributors is settled in accordance with credit term mutually agreed. The receivable from Payment Channels is settled based upon pre‑agreed days after the Group delivers products to end users, or when end users confirm their receipts of products, whichever is earlier.

The Group maintains an allowance for doubtful accounts which reflects its best estimate probable losses incurred. The Group determines the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and creditworthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Group makes specific bad debt provisions based on any specific knowledge the Group has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Group to use judgment in assessing its collectability.

There was no allowance for doubtful accounts recorded as of December 31, 2019 and 2020.

Inventories

l)Inventories

Inventories of the Group consist of raw materials and finished goods. Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Provisions are made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of net realizable value. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration of historical usage, expiration date, expected demand, anticipated sales price, new product development schedules, product obsolescence, customer concentrations and other factors.

Property, equipment and leasehold improvement, net

m)Property, equipment and leasehold improvement, net

Property, equipment and leasehold improvement are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight‑line method over the following estimated useful lives:

Category	Estimated useful lives
Electronic equipment	3 years
Furniture and office equipment	3-5 years
Machinery and equipment	3.5-10 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and leasehold improvement are capitalized as additions to the related assets. The gain or loss on the disposal of property, equipment and leasehold improvement is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in others, net in the consolidated statements of comprehensive (loss)/income.

Intangible assets, net

n)Intangible assets, net

Intangible assets purchased from third parties mainly consist of license of copyright and software. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite‑lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite‑lived intangible assets is computed using the straight‑line method over their estimated useful lives, which are as follows:

Category	Estimated useful lives
License of copyright	2 years
Software	3 years

Impairment of long-lived assets

o)Impairment of long‑lived assets

Long‑lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long‑lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020.

Lease

p)Lease

The Group early adopted the ASU No. 2016‑02, “Leases (Topic 842)” on January 2, 2018 (date of inception). The Group leases office space, warehouses, stores and office equipment for fixed periods ranging from 1 month to 42 months, some of which have extension options. Extension options are not recognized by the Group in the determination of lease liabilities unless renewals are reasonably certain. The Group has elected the short‑term lease measurement and recognition exemption. The Group recognizes lease payments for its short‑term lease on a straight‑line basis over the lease term and reassesses the extension options of them to be qualify for the short‑term lease measurement.

As of December 31, 2019 and 2020, all the Group’s leases are classified as operating leases. For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. The right‑of‑use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. Costs associated with operating lease assets are recognized on a straight‑line basis within operating expenses over the term of the lease.

In determining the present value of the unpaid lease payments, ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments.

Revenue recognition

q)Revenue recognition

In May 2014, the FASB issued ASU No. 2014‑09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014‑09”) and subsequently, the FASB issued several amendments which amend certain aspects of the guidance in ASC 2014‑09 (ASU No. 2014‑09 and the related amendments are collectively referred to as “ASC 606”). According to ASC 606, revenue is recognized when control of the promised product or service is transferred to the customer in an amount that reflects the consideration the Group expects to receive in exchange for those products or services. Revenue is recognized net of allowances for sales returns, discounts and any taxes collected from customers, which are subsequently remitted to governmental authorities. The Group accounted for revenues under ASC 606 for all periods presented. Consistent with the criteria of ASC 606, the Group follows five steps for revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenues are primarily derived from (i) sales of the Group’s products to offline distributors who then sell to retailers and end users, (ii) sales of the Group’s products to third-party e-commerce platform distributors who then sell to end users, (iii) sales of the Group’s products to end users directly through the Group’s online stores run on third-party e-commerce platforms, and (iv) others mainly include sales of the Group's products to end users directly through offline stores operated by the Group. On October 30, 2019, the State Administration for Market Regulation and the State Tobacco Monopoly Administration jointly issued the Announcement on Further Protecting Juveniles from E-vapor (the “Announcement”). Following the Announcement, e-commerce platforms were required to discontinue the online sales of e-vapor and, accordingly, the Group stopped its sales of products to third-party e-commerce platform distributors and sales of products through third-party e-commerce platforms since November 2019. Refer to Note 16 to the consolidated financial statements for disaggregation of the Group’s revenue for the period from January 2, 2018 (date of inception) to December 31, 2018, and the years ended December 31, 2019 and 2020.

Sale of products to offline distributors

Under the distribution agreements, the offline distributors purchase products from the Group, take delivery and are responsible for commercial distribution and offline terminal sales to retailers and end users in authorized distribution areas. According to the agreements, the offline distributors make full payment to the Group at the time of order placement and take control of the products after receipt. After taking control of the products, the offline distributor is responsible for carrying out direct interactions with retailers and end users, delivering the products and providing customer support. Based on these indicators, the Group determined the offline distributors (as opposed to the end users) to be its customers according to ASC 606‑10‑55‑39.

Under the tripartite agreements entered among the Group, retailers and the Group’s offline distributors, the Group provides a subsidy to branded stores operated by retailers. The amount of subsidy is subject to a negotiation between the Group and the retailers. The retailers are the offline distributor’s customer, which is the Group’s customers’ customer in the distribution chain. The Group determined the subsidy should be recorded as a reduction of revenue when incurred, according to ASC 606‑10‑32‑25.

The Group recognizes revenue from sales to offline distributors upon delivery of the products to offline distributors’ warehouses in an amount equal to the contract sales prices.

Sale of products to third‑party e‑commerce platform distributors

Under the distribution agreements prior to the Announcement, the third‑party e‑commerce platform distributor purchased products from the Group and sold them to end users under the e‑commerce platform distributor’s name. According to the agreements, the e‑commerce platform distributor took control of the products upon receipt, but was entitled to certain rights of return after receipt of products. After taking control of the products, the e‑commerce platform distributor is responsible for selling and fulfilling all obligations in its sales contracts with end users, including delivering the products and providing customer support. Under the distribution agreement, the Group had a sale contract with the e‑commerce platform distributors and no sales contract with the end users. Based on these indicators, the Group determined the third‑party e‑commerce platform distributors (as opposed to the end users) to be its customers according to ASC 606‑10‑55‑39.

The Group recognized revenue from sales to third‑party e‑commerce platform distributors upon delivery of the products to third‑party e‑commerce platform distributors’ warehouses in an amount equal to the contract sales prices, less allowances for estimated sales returns and rebates. Estimated sales allowances for sales returns and rebates were made based on contract terms and historical patterns. There were no allowances as of December 31, 2020 as this sales channel was discontinued, effective November 2019.

Sale of products through third‑party e‑commerce platforms

Under the platform service agreements prior to the Announcement, the Group sets up online stores on the third‑party e‑commerce platforms to sell the Group’s products to end users. The platforms provided services to support the operations of the online store including processing sales orders and collecting payment from the end users. The platforms charged the Group service fees based on the Group’s sales through the online stores. The platforms did not take control of the products and had no sale contract with end users. The Group was responsible for selling and fulfilling all obligations according to its sales contracts with end users, including delivering products and providing customer support. Accordingly, the Group determined the end users (as opposed to the platforms) were its customers according to ASC 606‑10‑55‑39. The sales contracts with end users normally included a customer’s right to return products within 7 days after receipt of products.

The Group recognized revenues from sales to end users upon delivery of the product to end users in an amount equal to the contract sales prices less allowances for estimated returns. There were no allowances as of December 31, 2019 and 2020 as this sales channel was discontinued, effective November 2019.

Others

For direct sales through offline stores operated by the Group, the Group recognized revenues when goods are delivered to the end users.

Contract balances

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. No contract asset was recorded as of December 31, 2019 and 2020.

Sales to third‑party e‑commerce platform distributors are on credit terms, and receivables are recorded upon recognizing revenues. Sales to offline distributors are prepaid by the distributors, before the Group delivers the products. Sales through online stores to customers are prepaid by the end users to Payment Channels, before the Group delivers the products. Payment Channels settled to the Group based upon pre‑agreed days after the Group delivers products to end users, or when the customers confirm their receipts of products, whichever is earlier.

Contract liabilities are recognized if the Group receives consideration in advance of performance, which is mainly in relation to the orders unshipped, where there is still an obligation to be fulfilled by the Group. The contract liabilities will be recognized as revenue when all of the revenue recognition criteria are met. All contract liability balances at the beginning of the years were recognized as revenue in the following year due to generally short-term duration of contracts.

For the period from January 2, 2018 (date of inception) to December 31, 2018, and the years ended December 31, 2019 and 2020, the Group did not have any revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods.

Practical Expedients

The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all the Group’s contracts have a duration of one year or less.

Payment terms with third‑party e‑commerce platform distributors and Payment Channels generally require settlement within 60 days or less. The Group has determined that its contracts generally do not include a significant financing component.

Upon successful sales through the third‑party e‑commerce platforms, the Group will pay the third‑party e‑commerce platform a pre‑determined amount or a fixed rate commission fee based on the sales amount. The Group generally expenses commission fees when incurred for all contracts with contract terms of one year or less. These costs are recorded within selling expenses.

Cost of revenue

r)Cost of revenue

Cost of revenues consists primarily of consignment manufacturing costs, material costs and depreciation of the machinery and equipment used on production lines, as well as related costs that are directly attributable to the production of products.

Product warranty

s)Product warranty

The Group provides product warranty on all e-vapor products sold based on the contracts with its customers at the time of sale of products. The Group accrues a warranty reserve for the products sold, which includes the best estimate of defective rate and projected costs to repair or replace items under warranty. These estimates are primarily based on the estimates of the nature, frequency and average costs of future claims. The warranty reserve is included within the accrued expenses and other current liabilities in the consolidated balance sheets. Warranty cost is recorded as a component of cost of sales in the consolidated statements of comprehensive (loss)/income. The Group reevaluates the adequacy of the warranty accrual on a regular basis.

Research and development expenses

t)Research and development expenses

Research and development expenses primarily consist of salaries, welfare benefits and share‑based compensation expenses for research and development personnel as well as material expenses and depreciation of equipment associated with research and development activities.

Costs incurred for the preliminary project stage of internal use software are expensed in research and development expenses when incurred. Costs incurred during the application development stage are capitalized when certain criteria are met as stated in ASC 350‑40 “Internal‑use Software”. Costs incurred during the post‑implementation‑operation stage are also expensed as incurred. As the period qualified for capitalization has historically been very short and the development costs incurred during this period have been immaterial, development costs of internal use software to date have been expensed when incurred.

Selling expenses

u)Selling expenses

Selling expenses primarily consist of advertising expenses, salaries, welfare benefits and shared‑based compensation expenses for sales personnel, and shipping expenses. The advertising expenses amounted to RMB14,858, RMB230,721 and RMB88,123 for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, respectively. The shipping expenses amounted to RMB7,602, RMB46,443 and RMB31,806 for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, respectively.

General and administrative expenses

v)General and administrative expenses

General and administrative expenses consist primarily of salaries, welfare benefits and share‑based compensation expenses for general and administrative personnel and professional service fees.

Subsidy income

w)Subsidy income

Subsidy income represents cash subsidies received from the PRC local government by the Group. Such amounts are recognized in others, net in the consolidated statements of comprehensive (loss)/income upon receipt. The Group recorded nil, RMB16,870 and RMB23,911 of subsidy income for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, respectively.

Share-based compensation

x)Share‑based compensation

All share‑based awards granted to directors, executive officers, employees and consultants, including restricted ordinary shares and share options, are measured at fair value on grant date and are classified as equity awards in accordance with ASC 718 — ”Compensation‑Stock Compensation”. The Group early adopted ASU 2018‑07, “Compensation‑Stock Compensation (Topic 718), Improvements to Nonemployee Share‑Based Payment Accounting” from the earliest period presented to account for share‑based payments for acquiring goods and services from non‑employees at grant date fair value.

For all share‑based awards granted with service conditions that have a graded vesting schedule, share‑based compensation expenses are recognized using the straight‑line method, over the requisite service period. The Group adopted ASU 2016‑09 to recognize the impact of forfeiture within compensation expense, when they occur. Share options granted with a service condition and a performance condition are measured at the grant date fair value. In circumstances where the service inception date precedes the grant date, share‑based compensation expenses are measured beginning on the service inception date and is re‑measured on each subsequent reporting date before the grant date, based on the estimated fair value of the related options.

For the periods presented, all the options and restricted ordinary shares were granted by the Parent using its own underlying shares. The Group uses the binomial option pricing model to estimate fair value of the share options. The determination of the fair value of stock options is affected by the fair value of the Parent’s ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility of the Parent, actual and projected grantee’s share option exercise behavior, risk free interest rates and expected dividends. The fair value of the ordinary shares of the Parent is assessed using the income approach, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant.

The shares issued to directors, executive officers, employees and consultants are those of the Parent and the proportion of the share-based compensation expenses attributable to the Group is accounted for as a capital contribution from the Parent. Refer to Note 17 and 20 for details.

Employee benefits

y)Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the regulatory contributions made.

The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB1,793, RMB16,113 and RMB23,649 for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, respectively.

Taxation

z)Taxation

Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive (loss)/income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance is also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under others, net in its consolidated statements of comprehensive (loss)/income. The Group did not recognize any interest and penalties associated with uncertain tax positions for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.

Related parties

aa)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Statutory reserves

ab)Statutory reserves

The Company’s subsidiaries, the VIE and subsidiaries of the VIE established in the PRC are required to make appropriations to certain non‑distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly foreign‑owned enterprise have to make appropriations from their annual after‑tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after‑tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIE registered as Chinese domestic company must make appropriations from its annual after‑tax profits as determined under the PRC GAAP to non‑distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after‑tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund are liabilities in nature and are restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, the profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was RMB844, RMB156 and nil, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Comprehensive income

ac)Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Segment reporting

ad)Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as its Chief Executive Officer, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance.

For the purpose of internal reporting and management’s operation review, the chief operating decision maker does not segregate the Group’s business by market or product. Hence, the Group has only one operating and reportable segment.

The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC and earns substantially all of the revenues from the PRC, therefore, no geographical segments are presented.

Concentration and risk

ae)Concentration and risk

Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities with certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

Credit risk

Financial instruments that potentially expose the Group to credit risk consist primarily of cash and cash equivalents, restricted cash, short‑term bank deposits, accounts and notes receivable, receivables from online payment platforms, short‑term investments and amounts due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group places its cash and cash equivalents, restricted cash, short‑term bank deposits and short‑term investments in reputable financial institutions with high credit ratings and quality. There has been no recent history of default in relation to these financial institutions and credit risk is immaterial.

Accounts and notes receivable and other receivables are typically unsecured and are mainly derived from the ordinary course of business in the PRC. The risk with respect to these financial instruments is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring processes of outstanding balances.

Concentration of customers and suppliers

There was revenue from one offline distributor which individually represented greater than 10% of net revenue for the period from January 2, 2018 (date of inception) to December 31, 2018, and the corresponding accounts receivable from that customer individually was not greater than 10% of the Group’s total accounts receivable as of December 31, 2018. There were accounts receivable due from one of the Payment Channels, and due from a third‑party e‑commerce platform distributor which individually represented greater than 10% and totally contributed to 92% of the Group’s total accounts receivable as of December 31, 2018.

There were no customers which individually represented greater than 10% of the net revenue for the year ended December 31, 2019. There were accounts receivable due from a third‑party e‑commerce platform distributor which individually represented greater than 10% and totally contributed to 70% of the Group’s total accounts receivable as of December 31, 2019.

There was revenue from one offline distributor which represented greater than 10% of the net revenue for the year ended December 31, 2020. There were accounts and notes receivable due from one offline distributor which individually represented greater than 10% and totally contributed to 27% of the Group's total accounts and notes receivable as of December 31, 2020.

There were purchases from two suppliers which individually represented greater than 10% and totally contributed to 90% of the total purchases amount for the period from January 2, 2018 (date of inception) to December 31, 2018 and the corresponding accounts and notes payable due to these two suppliers individually represented greater than 10% and totally contributed to 52% of the Group’s total accounts and notes payable as of December 31, 2018.

There was purchase from one supplier which represented greater than 10% and contributed to 72% of the total purchases amount for the year ended December 31, 2019 and the corresponding accounts and notes payable due to that supplier represented greater than 10% and contributed to 69% of the Group’s total accounts and notes payable as of December 31, 2019.

There was purchase from one supplier which represented greater than 10% and contributed to 78% of the total purchases amount for the year ended December 31, 2020 and the corresponding accounts and notes payable due to that supplier represented greater than 10% and contributed to 83% of the Group’s total accounts and notes payable as of December 31, 2020.

Recently issued accounting pronouncements

af)Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

Recent accounting pronouncements not yet adopted

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held‑to‑maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available‑for‑sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available‑for‑sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. In October 2019, the FASB issued ASU No. 2019‑10 (ASU 2019‑10), Financial Instruments—Credit Losses, which amends the effective date for Credit Losses as follows. Public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC, for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The standard is effective for the Group on January 1, 2023. The Group is in the process of evaluating the impact of adopting this guidance.

In December 2019, the FASB issued ASU 2019‑12, “Simplifying the Accounting for Income Taxes” to remove specific exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The standard is effective for the Group’s fiscal year beginning January 1, 2022. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements.